PROPERTY AND EQUIPMENT, NET (Schedule of Depreciation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation	¥ 100,724	¥ 72,757	¥ 54,981
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	85,887	61,967	48,553
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	5,313	3,226	2,694
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	8,064	6,455	3,031
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 1,460	¥ 1,109	¥ 703